Income Taxes - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Current:
PRC	$ 39,467	$ 31,552	$ 28,235
Deferred:
PRC	(1,936)	(5,331)	(2,193)
Total provision for income taxes	$ 37,531	$ 26,221	$ 26,042